Other Current Assets	12 Months Ended
Mar. 31, 2019
Other Current Assets [Abstract]
Other Current Assets
25)	OTHER CURRENT ASSETS

	As at March 31
Particulars	2018	2019
Advance to suppliers	70,196	67,268
Prepaid expenses	4,578	4,207
Prepaid lease rentals	313	306
Receivable from related party	17,100	—
Other assets*	355	1,351
Total	92,542	73,132

In connection with acquisition of the ibibo Group in fiscal year 2017, the Company received an entitlement to future proceeds from the sale of stake in an Indian entity engaged in the B2B online travel industry, from MIH Internet (subsidiary of Naspers Limited) which had been classified as receivable from related party. This entitlement had been classified as Fair value through Profit or Loss (FVTPL) under IFRS 9. In September 2018, the Company realised USD 17,101 against this entitlement. The Group's exposure to risks and fair value measurement is disclosed in note 6 and 37.

* As at March 31, 2019, includes USD 411 towards right to receive equity stake in a travel entity acquired in business combination (refer note 8)